Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000004010
Shareholder Report [Line Items]
Fund Name	International Discovery Fund
Class Name	Investor Class
Trading Symbol	PRIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Discovery Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Discovery Fund - Investor Class	$64	1.23%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%
AssetsNet	$ 6,628,154,000
Holdings Count | Holding	241
InvestmentCompanyPortfolioTurnover	20.20%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$6,628,154
Number of Portfolio Holdings	241

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Industrials & Business Services	26.5%
Consumer Discretionary	15.5
Materials	12.7
Financials	11.9
Information Technology	11.6
Health Care	7.4
Real Estate	3.7
Energy	3.5
Consumer Staples	3.1
Other	4.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
BAWAG Group, Austria	2.9%
MercadoLibre, Argentina	1.3
SPIE, France	1.2
TGS, Norway	1.2
Subsea 7, Norway	1.0
Spirax Group, United Kingdom	1.0
Virbac, France	0.9
Montana Aerospace, Switzerland	0.8
Laboratorios Farmaceuticos Rovi, Spain	0.8
Hoa Phat Group, Vietnam	0.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000166320
Shareholder Report [Line Items]
Fund Name	International Discovery Fund
Class Name	I Class
Trading Symbol	TIDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Discovery Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Discovery Fund - I Class	$56	1.07%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.07%
AssetsNet	$ 6,628,154,000
Holdings Count | Holding	241
InvestmentCompanyPortfolioTurnover	20.20%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$6,628,154
Number of Portfolio Holdings	241

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Industrials & Business Services	26.5%
Consumer Discretionary	15.5
Materials	12.7
Financials	11.9
Information Technology	11.6
Health Care	7.4
Real Estate	3.7
Energy	3.5
Consumer Staples	3.1
Other	4.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
BAWAG Group, Austria	2.9%
MercadoLibre, Argentina	1.3
SPIE, France	1.2
TGS, Norway	1.2
Subsea 7, Norway	1.0
Spirax Group, United Kingdom	1.0
Virbac, France	0.9
Montana Aerospace, Switzerland	0.8
Laboratorios Farmaceuticos Rovi, Spain	0.8
Hoa Phat Group, Vietnam	0.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225807
Shareholder Report [Line Items]
Fund Name	International Discovery Fund
Class Name	Z Class
Trading Symbol	TRZKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Discovery Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Discovery Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 6,628,154,000
Holdings Count | Holding	241
InvestmentCompanyPortfolioTurnover	20.20%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$6,628,154
Number of Portfolio Holdings	241

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Industrials & Business Services	26.5%
Consumer Discretionary	15.5
Materials	12.7
Financials	11.9
Information Technology	11.6
Health Care	7.4
Real Estate	3.7
Energy	3.5
Consumer Staples	3.1
Other	4.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
BAWAG Group, Austria	2.9%
MercadoLibre, Argentina	1.3
SPIE, France	1.2
TGS, Norway	1.2
Subsea 7, Norway	1.0
Spirax Group, United Kingdom	1.0
Virbac, France	0.9
Montana Aerospace, Switzerland	0.8
Laboratorios Farmaceuticos Rovi, Spain	0.8
Hoa Phat Group, Vietnam	0.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless